Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 36,514	$ 3,565
Deferred income tax liabilities	(298,664)	(64,398)
Deferred income tax liabilities, net	$ (262,150)	$ (60,833)